united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-10123

The North Country Funds

(Exact name of Registrant as specified in charter)

250 Glen Street, Glens Falls, NY 12801

(Address of principal executive offices) (Zip code)

Richard Malinowski

c/o Ultimus Fund Solutions, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 5/31/22

Item 1. Reports to Stockholders.

The North Country Funds

Large Cap Equity Fund

Semi-Annual Report
May 31, 2022
Investment Adviser
North Country Investment Advisers, Inc.
250 Glen Street
Glens Falls, NY 12801

Administrator and Fund Accountant Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Investor Information: (888) 350-2990	This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the North Country Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

North Country Large Cap Equity Fund
Portfolio Summary (Unaudited)
May 31, 2022

Industries	% of Net Assets	Industries	% of Net Assets
Common Stock	98.9%	Household Products	1.7%
Software	12.6%	Home Construction	1.7%
Technology Hardware	7.3%	Asset Management	1.6%
Medical Equipment & Devices	6.9%	Entertainment Content	1.6%
Biotech & Pharma	6.8%	Beverages	1.6%
Internet Media & Services	5.5%	Diversified Industrials	1.4%
Technology Services	5.2%	Electric Utilities	1.3%
Banking	4.1%	Wholesale - Consumer Staples	1.1%
Retail - Discretionary	3.9%	Apparel & Textile Products	1.0%
E-Commerce Discretionary	3.7%	Specialty Finance	0.6%
Retail - Consumer Staples	3.5%	Machinery	0.6%
Institutional Financial Services	3.3%	Telecommunications	0.6%
Semiconductors	3.1%	Self-Storage REIT	0.5%
Chemicals	2.9%	Infrastructure REIT	0.4%
Oil & Gas Producers	2.7%	Construction Materials	0.4%
Health Care Facilities & Services	2.6%	Office REIT	0.2%
Transportation & Logistics	2.5%	Money Market Funds	1.1%
Insurance	2.2%	Other assets in excess of liabilities	0.0%
Commercial Support Services	2.0%	Total Net Assets	100.0%
Leisure Facilities & Services	1.8%

Top Ten Holdings	% of Net Assets	Top Ten Holdings	% of Net Assets
Apple, Inc.	6.3%	Adobe, Inc.	3.1%
Microsoft Corporation	6.2%	Home Depot, Inc. (The)	2.7%
Visa, Inc.	5.2%	Thermo Fisher Scientific, Inc.	2.6%
Amazon.com, Inc.	3.7%	UnitedHealth Group, Inc.	2.6%
Alphabet, Inc.	3.3%	Johnson & Johnson	2.4%

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.9%
	APPAREL & TEXTILE PRODUCTS - 1.0%
12,000	NIKE, Inc., Class B	$1,426,200

	ASSET MANAGEMENT - 1.6%
3,350	BlackRock, Inc.	2,241,418

	BANKING - 4.1%
69,500	Bank of America Corporation	2,585,400
21,700	JPMorgan Chase & Company	2,869,391
		5,454,791
	BEVERAGES - 1.6%
13,200	PepsiCo, Inc.	2,214,300

	BIOTECH & PHARMA - 6.8%
11,900	Amgen, Inc.	3,055,206
18,500	Johnson & Johnson	3,321,305
54,500	Pfizer, Inc.	2,890,680
		9,267,191
	CHEMICALS - 2.9%
2,700	Air Products and Chemicals, Inc.	664,632
3,900	Ecolab, Inc.	639,249
8,500	LyondellBasell Industries N.V., Class A	971,125
6,250	Sherwin-Williams Company	1,675,250
		3,950,256
	COMMERCIAL SUPPORT SERVICES - 2.0%
17,550	Waste Management, Inc.	2,781,851

	CONSTRUCTION MATERIALS - 0.4%
3,000	Vulcan Materials Company	494,610

	DIVERSIFIED INDUSTRIALS - 1.4%
10,000	Honeywell International, Inc.	1,936,200

The accompanying notes are an integral part of the financial statements

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	E-COMMERCE DISCRETIONARY - 3.7%
2,100	Amazon.com, Inc.(a)	$5,048,799

	ELECTRIC UTILITIES - 1.3%
8,000	Dominion Energy, Inc.	673,760
5,500	NextEra Energy, Inc.	416,295
9,150	Southern Company (The)	692,289
		1,782,344
	ENTERTAINMENT CONTENT - 1.6%
17,500	Activision Blizzard, Inc.	1,362,900
7,950	Walt Disney Company (The)(a)	877,998
		2,240,898
	HEALTH CARE FACILITIES & SERVICES - 2.6%
7,000	UnitedHealth Group, Inc.	3,477,460

	HOME CONSTRUCTION - 1.7%
39,900	Masco Corporation	2,261,931

	HOUSEHOLD PRODUCTS - 1.7%
15,400	Procter & Gamble Company (The)	2,277,352

	INFRASTRUCTURE REIT - 0.4%
2,350	American Tower Corporation	601,906

	INSTITUTIONAL FINANCIAL SERVICES - 3.3%
2,600	Goldman Sachs Group, Inc. (The)	849,810
26,350	Intercontinental Exchange, Inc.	2,697,977
11,300	Morgan Stanley	973,382
		4,521,169
	INSURANCE - 2.2%
9,550	Berkshire Hathaway, Inc., Class B(a)	3,017,609

	INTERNET MEDIA & SERVICES - 5.5%
1,950	Alphabet, Inc., Class A(a)	4,436,718
7,500	Meta Platforms, Inc., Class A(a)	1,452,300

The accompanying notes are an integral part of the financial statements

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	INTERNET MEDIA & SERVICES - 5.5% (Continued)
4,000	Netflix, Inc.(a)	$789,760
20,000	Twitter, Inc.(a)	792,000
		7,470,778
	LEISURE FACILITIES & SERVICES - 1.8%
5,100	Domino’s Pizza, Inc.	1,852,167
2,600	McDonald’s Corporation	655,746
		2,507,913
	MACHINERY - 0.6%
4,000	Caterpillar, Inc.	863,400

	MEDICAL EQUIPMENT & DEVICES - 6.9%
20,000	Abbott Laboratories	2,349,200
5,000	Danaher Corporation	1,319,100
9,000	Stryker Corporation	2,110,500
6,325	Thermo Fisher Scientific, Inc.	3,589,880
		9,368,680
	OFFICE REIT - 0.2%
2,000	Alexandria Real Estate Equities, Inc.	331,900

	OIL & GAS PRODUCERS - 2.7%
8,400	Chevron Corporation	1,467,144
10,100	Exxon Mobil Corporation	969,600
34,400	Williams Companies, Inc. (The)	1,274,864
		3,711,608
	RETAIL - CONSUMER STAPLES - 3.5%
3,175	Costco Wholesale Corporation	1,480,249
8,400	Dollar Tree, Inc.(a)	1,346,772
15,500	Walmart, Inc.	1,993,765
		4,820,786
	RETAIL - DISCRETIONARY - 3.9%
12,200	Home Depot, Inc. (The)	3,693,550
23,050	TJX Companies, Inc. (The)	1,465,288
		5,158,838

The accompanying notes are an integral part of the financial statements

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	SELF-STORAGE REIT - 0.5%
1,900	Public Storage	$628,216

	SEMICONDUCTORS - 3.1%
24,100	Intel Corporation	1,070,522
6,500	NVIDIA CorporationMoney	1,213,680
13,750	QUALCOMM, Inc.	1,969,275
		4,253,477
	SOFTWARE - 12.6%
10,000	Adobe, Inc.(a)	4,164,800
31,000	Microsoft Corporation	8,427,970
19,000	Oracle Corporation	1,366,480
19,400	Salesforce, Inc.(a)	3,108,656
		17,067,906
	SPECIALTY FINANCE - 0.6%
6,800	Capital One Financial Corporation	869,448

	TECHNOLOGY HARDWARE - 7.3%
57,500	Apple, Inc.	8,558,300
30,750	Cisco Systems, Inc.	1,385,287
		9,943,587
	TECHNOLOGY SERVICES - 5.2%
33,125	Visa, Inc., Class A	7,028,131

	TELECOMMUNICATIONS - 0.6%
15,000	Verizon Communications, Inc.	769,350

	TRANSPORTATION & LOGISTICS - 2.5%
5,300	Union Pacific Corporation	1,164,834
11,400	United Parcel Service, Inc., Class B	2,077,650
		3,242,484
	WHOLESALE - CONSUMER STAPLES - 1.1%
17,500	Sysco Corporation	1,473,150

The accompanying notes are an integral part of the financial statements

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value

	TOTAL COMMON STOCKS (Cost $55,004,564)	$134,505,937

	SHORT-TERM INVESTMENTS — 1.1%
	MONEY MARKET FUNDS - 1.1%
1,546,088	BlackRock Liquidity Funds Treasury Trust Fund, Institutional Class, 0.56% (Cost $1,546,088)(b)	1,546,088

	TOTAL INVESTMENTS - 100.0% (Cost $56,550,652)	$136,052,025
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	67,078
	NET ASSETS - 100.0%	$136,119,103

ETF	- Exchange-Traded Fund

NV	- Naamioze Vennootschap

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2022.

The accompanying notes are an integral part of the financial statements

THE NORTH COUNTRY FUNDS
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2022

Large Cap
Equity Fund
ASSETS:
Investments in securities, at fair value (Cost $56,550,652)	$136,052,025
Dividends and interest receivable	198,805
Receivable for fund shares sold	338
Prepaid expenses and other assets	9,674
Total Assets	136,260,842

LIABILITIES:
Accrued advisory fees	86,076
Payable to related parties	12,245
Payable for fund shares redeemed	11,299
Accrued audit fees	9,600
Accrued administrative fees	8,278
Accrued legal fees	6,950
Accrued expenses and other liabilities	7,291
Total Liabilities	141,739
Net Assets	$136,119,103

NET ASSETS CONSIST OF:
Paid in capital	$47,093,487
Accumulated earnings	89,025,616
Net Assets	$136,119,103

Shares outstanding (unlimited number of shares authorized; no par value)	6,558,561

Net asset value, offering and redemption price per share ($136,119,103/6,558,561)	$20.75

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2022

Large Cap
Equity Fund
INVESTMENT INCOME:
Dividends	$1,035,628
Interest	1,879
Total investment income	1,037,507

EXPENSES:
Investment advisory fees	571,530
Administration and fund accounting fees	97,790
Legal fees	20,932
Transfer agency fees	18,763
Trustees’ fees	9,173
Audit fees	8,826
Printing expense	8,078
Chief Compliance Officer fees	7,979
Registration and filing fees	6,634
Custody fees	6,184
Insurance expense	3,734
Total expenses	759,623

Net investment income	277,884

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from investment transactions	9,223,487
Net change in unrealized depreciation of investments	(29,935,870)
Net realized and unrealized loss on investments	(20,712,383)

Net decrease in net assets resulting from operations	$(20,434,499)

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
LARGE CAP EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the Year
	May 31, 2022	Ended
	(Unaudited)	November 30, 2021

FROM OPERATIONS:
Net investment income	$277,884	$513,762
Net realized gain from investment transactions	9,223,487	13,246,537
Net change in unrealized appreciation (deprecation)	(29,935,870)	19,569,412
Net increase (decrease) in net assets resulting from operations	(20,434,499)	33,329,711

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(13,679,110)	(15,652,516)

CAPITAL SHARE TRANSACTIONS (Note 4)	(392,897)	1,605,134

Net increase (decrease) in net assets	(34,506,506)	19,282,329

NET ASSETS:
Beginning of period	170,625,609	151,343,280

End of period	$136,119,103	$170,625,609

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
LARGE CAP EQUITY FUND
FINANCIAL HIGHLIGHTS

(For a fund share outstanding throughout each period)

	For the Six
	Months Ended
	May 31, 2022		For the Year Ended November 30,
	(Unaudited)		2021	2020	2019	2018	2017

Net asset value, beginning of period	$25.86		$23.48	$20.32	$18.99	$18.87	$15.54

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.04		0.07	0.08	0.08	0.05	0.07
Net realized and unrealized gain (loss) on investments	(3.07)		4.74	4.44	2.55	1.28	3.59
Total from investment operations	(3.03)		4.81	4.52	2.63	1.33	3.66

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.07)		(0.10)	(0.08)	(0.05)	(0.07)	(0.07)
Distribution from net realized gains from security transactions	(2.01)		(2.33)	(1.28)	(1.25)	(1.14)	(0.26)
Total distributions	(2.08)		(2.43)	(1.36)	(1.30)	(1.21)	(0.33)

Net asset value, end of period	$20.75		$25.86	$23.48	$20.32	$18.99	$18.87

Total return (2)	(12.93	)% (4)	22.73%	23.90%	15.25%	7.52%	23.96%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$136,119		$170,626	$151,343	$136,366	$127,978	$127,703
Ratios to average net assets:
Expenses	1.00	% (3)	0.99%	1.02%	1.04%	1.03%	1.03%
Net investment income	0.37	% (3)	0.31%	0.40%	0.41%	0.29%	0.39%
Portfolio turnover rate	4	% (4)	7%	5%	15%	22%	12%

(1)	Net investment income per share is based on average shares outstanding during the year or period.

(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Annualized for periods of less than one year.

(4)	Not annualized.

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2022

NOTE 1. ORGANIZATION

The North Country Funds (the “Trust”) was organized as a Massachusetts business trust on June 1, 2000, and registered under the Investment Company Act of 1940 as an open-end, diversified, management investment company on September 11, 2000. The Trust currently offers one series: the North Country Large Cap Equity Fund (the “Fund”). The Fund’s principal investment objective is to provide investors with long-term capital appreciation. The Fund commenced operations on March 1, 2001.

The Fund was initially organized on March 26, 1984 under New York law as a Collective Investment Trust sponsored by Glens Falls National Bank & Trust Company. Prior to its conversion to a regulated investment company (mutual fund), investor participation was limited to qualified employee benefit plans.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with these generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from these estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Security Valuation – Securities which are traded on a national securities exchange are valued at the last quoted sale price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). Investments for which no sales are reported are valued at the mean between the current bid and ask prices on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Any securities or other assets for which market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at fair value as determined by the Trust’s Fair Value Committee (the “Committee”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). Pursuant to the Procedures, the Committee will consider, among others, the following factors to determine a security’s fair value: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of the security. In the absence of readily available market quotations, or other observable inputs, securities valued at fair value pursuant to the Procedures would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be

THE NORTH COUNTRY FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022

categorized as level 2. The ability of issuers of debt securities held by the Fund to meet its obligations may be affected by economic or political developments in a specific country or region.

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of inputs used as of May 31, 2022, in valuing the Fund’s assets carried at fair value.

North Country Large Cap Equity Fund:

Assets	Level 1	Level 2	Level 3*	Total
Common Stock **	$134,505,937	$—	$—	$134,505,937
Money Market Fund	1,546,088	—	—	1,546,088
Total	$136,052,025	$—	$—	$136,052,025

*	The Fund did not hold any Level 3 investments during the period.

**	See Schedule of Investments for industry classifications.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any,

THE NORTH COUNTRY FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022

so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years November 30, 2019 to November 30, 2021 or expected to be taken in the Fund’s November 30, 2022 year-end tax returns. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. The Fund identifies their major tax jurisdictions as U.S. Federal and New York State.

Dividends and Distributions – The Fund will pay dividends from net investment income, if any, on an annual basis. The Fund will declare and pay distributions from net realized capital gains, if any, annually. Income and capital gain distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security Transactions – Securities transactions are recorded no later than the first business day after the trade date, except for reporting purposes when trade date is used. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Cash and cash equivalents – Cash and cash equivalents are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an investment advisory agreement (the “Advisory Agreement”) with North Country Investment Advisers, Inc. (the “Adviser”). Pursuant to the Advisory Agreement, the Adviser is responsible for formulating the Trust’s investment programs, making day-to-day investment decisions and engaging in portfolio transactions, subject to the authority of the Board of Trustees. Under the terms of the agreement, the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund. For the six months ended May 31, 2022, the Adviser received advisory fees of $571,530.

THE NORTH COUNTRY FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022

The Trust has entered into an Underwriting Agreement with Northern Lights Distributors, LLC (“the Distributor”) to serve as the principal underwriter for the Fund and distributor for the Fund’s shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Certain officers and/or trustees of the Adviser are also officers/trustees of the Trust.

NOTE 4. CAPITAL SHARE TRANSACTIONS

At May 31, 2022, there were an unlimited number of shares authorized with no par value. Paid in capital for the Fund amounted to $47,093,487.

Transactions in capital shares were as follows:

	For the Six Months		For the Year
	Ended		Ended
	May 31, 2022		November 30, 2021
	Shares	Amount	Shares	Amount
Shares sold	214,005	$4,793,615	388,578	$9,092,502
Shares issued for reinvestment of dividends	521,834	12,764,060	701,718	14,897,468
Shares redeemed	(774,169)	(17,950,572)	(940,379)	(22,384,836)
Net increase (decrease)	(38,330)	$(392,897)	149,917	$1,605,134

NOTE 5. INVESTMENTS

The cost of purchases and proceeds from the sales of securities, other than short-term investments, for the six months May 31, 2022, amounted to $6,091,787 and $17,997,408, respectively.

THE NORTH COUNTRY FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022

NOTE 6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its gross unrealized appreciation and depreciation at May 31, 2022, were as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$56,525,595	$80,246,500	$(720,070)	$79,526,430

NOTE 7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended November 30, 2021 and fiscal year ended November 30, 2020 was as follows:

For the year ended November 30, 2021:
Ordinary	Long-Term	Return of
Income	Capital Gains	Capital	Total
$611,331	$15,041,185	$—	$15,652,516

For the year ended November 30, 2020:
Ordinary	Long-Term	Return of
Income	Capital Gains	Capital	Total
$522,754	$8,621,269	$—	$9,144,023

As of November 30, 2021, the components of distributable earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation	Accumulated
Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$594,682	$13,083,591	$—	$—	$—	$109,460,952	$123,139,225

NOTE 8. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of May 31, 2022, SEI Private Trust Company, an account holding shares for the benefit of others in nominee name, held approximately 86% of the voting securities of the Fund.

NOTE 9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring additional adjustment or disclosure in the financial statements.

THE NORTH COUNTRY FUNDS
DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of a Fund in The North Country Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at December 1, 2021 and held until May 31, 2022.

Actual Expenses: The “Actual” section of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense	Expenses Paid During
	Account Value	Account Value	Ratio	the Period*
	(12/1/21)	(5/31/22)	(Annualized)	(12/1/21-5/31/22)
Large Cap Equity Fund
Actual	$1,000.00	$870.70	1.00%	$4.66
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.95	1.00%	$5.04

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365 days.

Rev July 2011

FACTS	WHAT DO THE NORTH COUNTRY FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The North Country Funds (“The Funds”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do The Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-350-2990

Who we are
Who is providing this notice?	The North Country Funds
What we do
How do The Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How do The Funds collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes — information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for non-affiliates to market to you

●     State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●     Our affiliates include financial companies such as Glens Falls National Bank and Trust Company and North Country Investment Advisers.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Funds do not share with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Funds do not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30, as well as a description of the policies and procedures that the Fund use to determine how to vote proxies is available without charge, upon request, by calling toll-free 1-888-350-2990 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT, within sixty days of the end of the period. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-350-2990.

NC-SAR22

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases . Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 8/5/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 8/5/22

By (Signature and Title)

/s/ Rich Gleason

Rich Gleason, Principal Financial Officer

Date 8/5/22